Stock Options and Warrants - Summary of Changes in Restricted Stock Award Activity (Detail) - Under 2006 Plan and 2010 Plan [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested, Beginning balance	967	967	335,000
Number of Shares, Granted	6,301	7,309	961,000
Number of Shares, Vested	(6,601)	(7,309)	(1,029,750)
Number of Shares, Unvested, Ending balance	667	967	967
Weighted Average Grant Date Fair Value, Unvested, Beginning balance	$ 24.00	$ 34.50	$ 0.32
Weighted Average Grant Date Fair Value, Granted	7.50	25.50	0.24
Weighted Average Grant Date Fair Value, Vested	6.00	27.00	0.27
Unvested at June 30, 2015	$ 9.00	$ 24.00	$ 34.50
Number of Shares, Forfeited			(121,250)
Weighted Average Grant Date Fair Value, Forfeited			$ 0.25
Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested, Beginning balance	145,000	145,000
Number of Shares, Granted		1,096,333
Number of Shares, Vested		(1,096,333)
Number of Shares, Unvested, Ending balance		145,000	145,000
Weighted Average Grant Date Fair Value, Unvested, Beginning balance	$ 0.16	$ 0.23
Weighted Average Grant Date Fair Value, Granted		0.17
Weighted Average Grant Date Fair Value, Vested		0.18
Unvested at June 30, 2015		$ 0.16	$ 0.23